Risk Management and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended				1 Months Ended
	Dec. 31, 2013	Aug. 31, 2013 Interest Rate Derivatives [Member]	Dec. 31, 2013 Interest Rate Derivatives [Member]	Dec. 31, 2013 Interest Rate Derivatives [Member] Minimum [Member]	Dec. 31, 2013 Interest Rate Derivatives [Member] Maximum [Member]	Mar. 30, 2012 Forward Starting Interest Rate Swap [Member]	Mar. 13, 2012 Forward Starting Interest Rate Swap [Member]
Derivative [Line Items]
Base gas hedge fair value	$ 3
Notional value of derivative	150			70	80		195
Interest rate swap agreements reprice every thirty days	30 days
Effective fixed-rates lower range	2.94%
Effective fixed-rates higher range	2.99%
Deferred loss recognized		3				5
Derivative settlement amount						7
Derivative net liability position	8		150
Reduce in net liability due to offset of contract	6
Liability on interest rate swap	$ 2